Offsets	Sep. 24, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EUSHI FINANCE, INC.
Form or Filing Type	F-3
File Number	333-290501
Initial Filing Date	Sep. 25, 2025
Fee Offset Claimed	$ 459,300.00
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities of EUSHI Finance, Inc.
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,000,000,000.00
Termination / Withdrawal Statement	As set forth on Exhibit 107 to the Registration Statement on Form F-3 filed on this date by EUSHI Finance, Inc. and Emera US Holdings Inc., EUSHI Finance, Inc., as issuer, has registered the offer and sale of debt securities with a maximum aggregate offering price of $3,000,000,000 and has paid a registration fee of $459,300.00 in connection therewith. No separate consideration will be received for the Guarantees of Debt Securities of EUSHI Finance, Inc.being registered hereby. As a result, in accordance with Rule 457(n) under the Securities Act of 1933, as amended, no registration fee is payable with respect to the guarantees and no registration fee is payable in connection with this Form F-10.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EUSHI FINANCE, INC.
Form or Filing Type	F-3
File Number	333-290501
Filing Date	Sep. 25, 2025
Fee Paid with Fee Offset Source	$ 459,300.00